March 29, 2007
Via EDGAR and Federal Express
Mr. Larry Spirgel
Assistant Director
Division of Corporation Finance
United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Skilled Healthcare Group, Inc.
Amendment No. 2 to Registration Statement on Form S-1 (File No. 333-137897)

Skilled Healthcare Group, Inc.
Amendment No. 2 to Registration Statement on Form S-4 (File No. 333-137898)
Dear Mr. Spirgel:
     We hereby respond on behalf of Skilled Healthcare Group, Inc. (the “Company”) to the comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), as set forth in the Staff’s letter of comment dated March 9, 2007 (the “Comment Letter”), to the above referenced Registration Statements. The Company has filed, via EDGAR, this letter (tagged correspondence) and Amendment No. 2 to each Registration Statement (“Amendment No. 2”).
     For your convenience, we are sending a copy of this letter, Amendment No. 2 and supplemental materials in the traditional, non-EDGAR format, including a version of Amendment No. 2 that is marked to show changes from Amendment No. 1, and will forward a courtesy package of these documents to our examiners: William Bennett, Dean Suehiro and Inessa Kessman.
     Responses
     The Company has the following responses to the Staff’s comments in the Comment Letter. For your convenience, each response corresponds to the comment that immediately precedes it, each of which has been reproduced from the Comment Letter in the order presented. In addition, please note that the page references in our responses correspond to the pagination of Amendment No. 2 to the Registration Statement on Form S-1, as marked to show changes from Amendment No. 1, which pagination differs from that in the originally filed Registration Statement in some respects.

General
1.	Please update your disclosure to either the most recent practicable date or to the end of the last completed fiscal year.
Response
      We have revised the disclosure throughout the Registration Statement in response to the Staff’s comment.
2.	We note your response to prior comment 11 regarding the industry and market data where you state that no third party report was prepared specifically “for this filing.” The preparation of any such report is not limited to the registration statement. Tell us whether any report cited in the prospectus was prepared specifically for you.
Response
      We supplementally advise the Staff that no report cited in the prospectus was prepared specifically for the Company.
Risk Factors, page 15
3.	We note your response to prior comment 19 which asked that you consider a risk factor highlighting the fact that the proceeds from this offering will not be used to directly grow your business but rather will be used to reduce debt incurred in connection with your leveraged buyout. If not in a risk factor, then please qualitatively and quantitatively discuss in MD&A the expected impact on your financial condition going forward that will result from the fact that all of the proceeds from this offering will be used to pay down debt that was not incurred to further your business strategy. In providing this discussion, please also highlight the fact, as noted in the risk factor on page 25, that you may also incur additional debt, which would have an offsetting effect on any such reduced interest payments.
Response
     We have revised the disclosure on page 85 in response to the Staff’s comments.
If we do not achieve competitive quality of care ratings from CMS..., page 22
4.	Disclose how much lower your quality of care indicators were than the average for all nursing homes in the states in which you operate. Provide the basis for your belief that you have a greater level of high acuity patients than your competitors.
Response
      Upon further analysis of the risks associated with the Company’s business, the Company has revised the risk factor on pages 23-24 to more accurately state the risk that the Company’s business could be harmed if prospective patients’, prospective patients’ families and contractors for the Company’s services perceive the Company as providing a lower quality of care than its competitors. In contrast to the prior premise of the risk factor that was reflected in Amendment No. 1, the Company believes that a focus on published CMS quality data is too narrow and does not adequately identify the risk to the Company’s business. The Company believes that any negative effect on its business will instead result from the potential that its overall reputation for high quality of care at each of its facilities is harmed. While specific quality of care statistics, such as published CMS data, may be one factor affecting the Company’s reputation, the Company believes that its overall reputation for quality of care is more significantly affected by patient surveys, the general perception that referral sources have of the Company and a particular patient’s experience at one of its facilities. The Company accordingly believes that these factors are at least as likely, and are often more likely, to be determinative of the potential harm to the Company’s business than industry-based quality of care statistics. We have therefore revised this risk factor to explain the various elements affecting the Company’s reputation for quality of care and the specific steps the Company takes to maintain or build on its reputation for high-quality care.
     The Company asserts that it is unlikely that it could disclose quantitative CMS quality of care statistics in the prospectus that would provide meaningful information to investors or accurately reflect how its potential customers would determine whether to use the Company’s services. If a potential customer is reviewing CMS quality of care statistics to form an opinion regarding the Company’s quality of care, that potential customer will likely compare the CMS data applicable to a particular Company facility with the CMS data applicable to third-party facilities in the local geography, rather than comparing the Company’s overall average quality of care statistics to that of another individual facility or to state or national averages. The Company believes that it would, however, be impractical and confusing to provide in the prospectus all 15 CMS quality of care statistics for each Company facility as well as for each third-party facility in the local geography in which the Company’s facility operates. The Company is also unable to determine which CMS quality of care statistics would be relevant to a particular potential customer. For example, while the CMS category “Percent of Long—Stay Residents Who Have Moderate to Severe Pain” could be viewed as an important metric to some potential customers, those customers that review and understand the data compiled by CMS may not give significant weight to this category. This is because, according to CMS:
Generally, a lower percentage on this measure is better. However, this isn’t always true. For example, two nursing homes could provide the same quality of care and have the same number of residents with pain. However, if one of the nursing homes does a better job checking the residents for pain, they could have a higher percentage on this measure. Or, if for personal or cultural reasons, more residents in one of the nursing homes refuse to take pain medications, that nursing home’s percentage would be higher. In these examples, although the percentage for one nursing home is higher, it does not mean they are not providing good care.
Finally, the quality of care statistics for each of the Company’s individual facilities and for facilities in the same local geography as each of the Company’s individual facilities vary significantly on a period-to-period basis because of the relatively small statistical patient populations involved. For example, the California state average of “Percent of Low-Risk Long-

Stay Residents Who Have Pressure Sores” in the second and third quarter of 2006 was each 2%. However, for the second quarter of 2006, of the Company’s 27 skilled nursing facilities located in California, 24 facilities had 0%, one facility had 2%, one facility had 10% and the remaining facility had 11%. In the third quarter of 2006, of the Company’s 27 skilled nursing facilities located in California, 26 had 0% and one had 4%. Accordingly, in order to provide meaningful quantitative CMS data in the prospectus, the Company would need to determine which period would be most relevant to a potential customer using the published data (or provide the data for all available, or several different periods). Rather than providing potentially confusing or selective data, the Company has proposed to better describe the risks associated with its business on a qualitative basis.
Unaudited Pro Forma Consolidated Financial Statements, page 42
5.	Please give effect to the conversion of the convertible preferred stock and the common and preferred stock split.
Response
      The Company acknowledges the Staff’s comments and respectfully advises the Staff that the Company cannot calculate the conversion rate of the preferred stock or the common stock split ratio until the pricing information and stock split ratio has been established. We note supplementally that, as reflected in Amendment No. 2 to the Registration Statement on Form S-1, the Company has determined that prior to the completion of the offering, it will effect a split of the common stock, but no longer plans to effect a split of the preferred stock because all of the preferred stock will convert into common stock at the completion of the offering. We further supplementally advise the Staff that, as indicated on pages 39 and 41, the number of shares of common stock into which the preferred shares will convert is based, in part, on the initial public offering price established for the common stock (and will also depend on the ratio established for the common stock split). The Company will use the mid-point of the offering price range that will be shown on the front cover of the preliminary prospectus to calculate this information in the preliminary prospectus and will use the actual offering price for purposes of calculating this information in the final prospectus. In addition, the Company anticipates establishing the common stock split ratio in a manner that causes the expected offering range for a share of common stock to fall within a pre-determined range that is likely to be between $10 and $20 per share. Accordingly, the common stock split ratio will not be known until the underwriters have established a preliminary valuation for the Company that can be reflected in the preliminary prospectus. The Company will give effect to the common stock split and the preferred stock conversion in the preliminary prospectus and, until that time, the disclosure that the information in the prospectus assumes the effectiveness of a common stock split will act as a placeholder.
Unaudited Pro Forma Consolidated Statement of Operations, pages 46 and 49
6.	Please delete the pro forma income (loss) from continuing operations per common share information for the divestitures and acquisitions columns. Also, present the pro forma income (loss) from continuing operations per common share information for the pro forma column.

Response
      We have deleted the pro forma income (loss) from continuing operations per common share information for the divestiture and acquisitions columns.
     We supplementally advise the Staff that, as indicated in our response to the Staff’s comment No. 5 above, the Company anticipates establishing the stock split ratio in a manner that causes the expected offering range for a share of common stock to fall within a pre-determined range that is likely to be between $10 and $20 per share. Accordingly, the stock split ratio will not be known until the underwriters have established a preliminary valuation for the Company that can be reflected in the preliminary prospectus. The Company will give effect to the common stock split and the preferred stock conversion in the preliminary prospectus and, until that time, the disclosure that the information in the prospectus assumes the effectiveness of a common stock split will act as a placeholder.
Selected Historical Consolidated Financial Data, page 51
7.	You state that Adjusted EBITDA is critical to your assessment of liquidity. Since Adjusted EBITDA is used as measure of liquidity, please reconcile Adjusted EBITDA to the most directly comparable GAAP financial measure or measures such as cash flow from operating activities
Response
      We have revised our disclosure on pages 12-13 and 51-52 in response to the Staff’s comment. We respectfully advise the Staff that we do not use EBITDA and Adjusted EBITDA as measures of our liquidity. Therefore, we have removed references to liquidity in the explanation of our uses of EBITDA and Adjusted EBITDA and have not provided a separate reconciliation to cash flow from operating activities.
8.	We note your statement that you use Adjusted EBITDA to determine your compliance with your debt covenants and assess your borrowing ability. Please disclose whether or not you were in compliance with the financial covenants.
Response
      We respectfully refer the Staff to page F-28, under the heading “Debt Covenants,” which discloses that we are in compliance with our financial covenants. Additionally, we have revised our disclosure on page 84 in response to the Staff’s comment.
Management’s Discussion and Analysis of Financial Condition and Results of Operations, page 58
Results of Operations, page 71
9.	Please refer to prior comment 43. Your new disclosure is not detailed and does not discuss components of EBITDA by segment that contributed the period-to-period changes such as rent cost of services and general and administrative expenses. Also, it is unclear why you are discussing changes in net income and depreciation and amortization since EBITDA is a measure before these items. Please revise.

Response
      We have revised our disclosure on pages 75 and 78 in response to the Staff’s comment.
Net Income, page 74
10.	Rather than simply refer to above cited reasons, please highlight the most material factors that contributed to the decline in net income. See prior comment 44.
Response
     We have revised our disclosure on pages 75 and 78 in response to the Staff’s comment.
Liquidity and Capital Resources, page 85
11.	Please refer to the second paragraph on page 90. Disclose the amount that you will require to meet your “anticipated debt service requirements, capital expenditures and working capital needs for the next 12 months.” Provide similar disclosure of these needs over the long-term. We consider “long-term” to be the period in excess of the next twelve months. See Section III.C. of Release No. 33-6835 and footnote 43 of Release No. 33-8350. Clarify whether the company will have sufficient cash and other financial resources to fund operations and meet its obligations beyond next twelve months; if so, then state the length of time for which the existing funds will be sufficient.
Response
     We have revised our disclosure on pages 84-85 in response to the Staff’s comment.
Executive Compensation, page 120
12.	The disclosure in the forefront of the prospectus indicates that all information has been presented as if the planned stock split has occurred unless otherwise indicated. It appears that the share awards and accompanying valuations have been presented on a pre-split basis. If so, please confirm through clarifying disclosure.
Response
      We supplementally advise the Staff that, as indicated in our response to the Staff’s comment No. 5 above, the Company anticipates establishing the common stock split ratio in a manner that causes the expected offering range for a share of common stock to fall within a pre-determined range that is likely to be between $10 and $20 per share. Accordingly, the stock split ratio will not be known until the underwriters have established a preliminary valuation for the Company that can be reflected in the preliminary prospectus. The Company will give effect to the common stock split and the preferred stock conversion in the preliminary prospectus and, until that time, the disclosure that the information in the prospectus assumes the effectiveness of a common stock split will act as a placeholder.
Financial Statements
Balance Sheet, page F-3
13.	Please present a pro forma column giving effect to the conversion of the convertible preferred stock.
Response
     We have revised our disclosure in the Consolidated Balance Sheet on page F-3 in response to the Staff’s comment. We supplementally advise the Staff that, as indicated in our response to the Staff’s comment No. 5 above, the Company anticipates establishing the stock split ratio in a manner that causes the expected offering range for a share of common stock to fall within a pre-determined range that is likely to be between $10 and $20 per share. Accordingly, the stock split ratio will not be known until the underwriters have established a preliminary valuation for the Company that can be reflected in the preliminary prospectus. The Company will give effect to the common stock split and the preferred stock conversion in the preliminary prospectus and, until that time, the disclosure that the information in the prospectus assumes the effectiveness of a common stock split will act as a placeholder.
Consolidated Statements of Operations, page F-4
14.	Please refer to prior comment 52 and the line item, “Cost of services (exclusive of rent and depreciation and amortization shown below).” Revise “exclusive of rent” to “exclusive of rent cost of sales.”
Response
     We have revised our disclosure in the Consolidated Statement of Operations on page F-4 and in the financial tables throughout the prospectus in response to the Staff’s comment.
Reorganization Under Chapter 11, page F-9
15.	Please refer to prior comment 64. Your new disclosure regarding cash payments for reorganization costs is not detailed. Please revise as previously requested.
Response
     We have revised our disclosure on page F-9 in response to the Staff’s comment.
The Onex Transaction, page F-11
16.	Please refer to prior comment 66. Please disclose the detailed quantitative assumptions used in your valuation. Please revise.

Response
We have revised our disclosure on page F-12 in response to the Staff’s comment.
17.	Please refer to prior comment 67. Please expand your disclosure to discuss your valuation methodology of intangible assets including assumptions used to value these assets and determine their respective useful lives. In addition, please include all disclosure required by paragraph 52 of SFAS 141.
Response
     We have revised our disclosure on pages F-12 and F-13 in response to the Staff’s comment.
Unaudited Pro Forma Net (Loss) Income per Comment Share, page F-22
18.	Please refer to prior comment 69. The pro forma net (loss) income per common share giving effect to the conversion of the convertible preferred stock should be presented only for the most recent fiscal year and interim period. Please revise the delete the pro forma presentation for the prior years and interim period here and in the summary and selected financial data sections. Also, the pro forma net (loss) income per common share should give effect to the common and preferred stock split for all periods presented here and in the summary and selected financial data sections. In addition, tell us the nature of the preferred stock split since it appears that all the convertible preferred stock will be converted into shares of common stock at the closing of this offering.
Response
      We have revised our disclosure on page F-21 and in the summary and selected financial data sections to delete the pro forma presentation for years prior to 2006 in response to the Staff’s comment. We supplementally advise the Staff that, as indicated in our response to the Staff’s comment No. 5 above, the Company anticipates establishing the stock split ratio in a manner that causes the expected offering range for a share of common stock to fall within a pre-determined range that is likely to be between $10 and $20 per share. Accordingly, the stock split ratio will not be known until the underwriters have established a preliminary valuation for the Company that can be reflected in the preliminary prospectus. The Company will give effect to the common stock split in the preliminary prospectus and, until that time, the disclosure that the information in the prospectus assumes the effectiveness of a common stock split will act as a placeholder. When the Company gives effect to the common stock split in the prospectus, it will be reflected for all periods presented. In addition, as indicated in our response to the Staff’s comment No. 5 above, the Company no longer plans to effect a split of the preferred stock because all of the preferred stock will convert into common stock at the completion of the offering.
Acquisitions, page F-25
19.	We note that on March 1, 2006 you purchased two skilled nursing facilities and one skilled nursing and residential care facility in Missouri for $31,000 in cash, and on June 16, 2006 you purchased a long-term leasehold interest in a skilled nursing facility in Las Vegas, Nevada for $2,700 in cash. In this regard, please provide disclosure required by paragraphs 51-58 of SFAS 141 as applicable.

Response
     In response to the Staff’s comment, we have revised the disclosure on pages F-24, F-25 to provide the disclosure required by SFAS 141 with respect to the Company’s purchase of two skilled nursing facilities and one skilled nursing and residential facility in Missouri. We supplementally advise the Staff that the Company’s purchase of a long-term leasehold interest in a skilled nursing facility in Las Vegas was immaterial to the Company’s operations and, accordingly, did not require the Company to make disclosures pursuant to SFAS 141.
     Additionally, on December 15, 2006, the Company purchased a skilled nursing facility for $8.5 million in cash. The Company also determined that this purchase was immaterial to the Company’s operations and therefore the Company is not required to make disclosures pursuant to SFAS 141.
Income Taxes, page F-33
20.	Please refer to prior comment 70. With regard to your deferred tax asset and valuation allowance please expand your critical accounting policies to provide a detailed analysis of your deferred tax assumptions for specific sensitivity to change, based on other outcomes that are reasonably likely to occur and would have a material effect on financial condition or operating performance and provide quantitative as well as qualitative disclosure. You should address factors such as how you arrived at your estimates, how accurate your estimates/assumptions have been in the past, how much the estimates/assumption have changed in the past, and whether the estimates/assumptions are reasonably likely to change in the future. In this regard, we note that you place particular emphasis on your future income projections. If your future income projections were to change based on declines in revenues or increases in certain expenses, you should quantify the related impact on your net deferred tax assets.

For additional guidance, refer the Commission’s Interpretive Release on Management’s Discussion and Analysis of Financial Condition and Results of Operation which is located on our website at: http://www.sec.gov/rules/interp/33-8350.htm. Please provide us with your proposed disclosure.
Response
      We have revised our disclosure on pages F-31, F-32 in response to the Staff’s comment. As additional supplemental information in response to prior comment 70 and to the above comment, while future income was considered as part of our overall evaluation, we further clarify that the primary factors related to the release of the valuation allowance in 2004 and 2005 were as follows:
•	We were no longer in a cumulative loss position beginning in 2004 which represented significant positive evidence that a valuation allowance was no longer necessary beyond the fiscal year ended December 31, 2004 (other than the $1.3 million valuation allowance retained for certain state tax credit carryovers), and

•	As of December 31, 2005, a substantial portion of existing deductible temporary differences are supported by available carryback potential, and

•	We accrued approximately $6.5 million for uncertain tax positions as of December 31, 2005. Such liabilities, if paid, would give rise to additional taxable income within the carryback period resulting in increased carryback potential, and

•	We have identified certain non-strategic assets that are appreciated that, if disposed, would generate sufficient taxable income to support any remaining December 31, 2005 temporary differences.
Based upon the positive earnings history, the ability to carryback a substantial portion of our deferred tax assets, the additional potential carryback of the contingent liabilities, and the tax planning strategies available, we determined a valuation allowance at December 31, 2005 was no longer necessary with the exception of the $1.3 million allowance retained on certain state credit carryforwards. We have updated our critical accounting policy to better clarify and expand our discussion of deferred tax assets and the related valuation allowance policy and assumptions. Based upon the fact that future income projections were not a primary basis for our conclusions, no added disclosure regarding the sensitivity of projections is considered necessary.
Stockholders’ Equity, page F-36
21.	For restricted stocks or stock options granted since January 1, 2005, please tell us how the fair values were determined. In your response, please address the following:
•	whether the stock valuation was determined on a contemporaneous or retrospective basis, including the reasons why;

•	whether the valuation was performed by management or an independent third party;

•	identify and quantify each factor that contributed to the fair value at each grant date; and

•	the reasons for any variance between your stock valuation and the expected initial public offering price.
Response
     We supplementally advise the Staff that the Company has provided financial data in the prospectus as of December 31, 2006. Accordingly, the Company is providing valuation analysis with respect to restricted stock grants made since January 1, 2006 rather than January 1, 2005. We supplementally advise the Staff that since January 1, 2006, the Company has not issued any stock options and does not have any stock options currently outstanding. Since January 1, 2006, the Company has issued the following shares of stock:

				Stock Compensation
			Aggregate Fair	Reflected in
			Value Determined by	Financial
Grants Made During the Quarter		Number of Shares of	the Board of	Statements Upon
Ended	Recipient	Stock	Directors	Grant
March 31, 2006	Susan Whittle	69.6455 shares of restricted common stock	$6,965	$1,741

June 30, 2006	Pete Reynolds	69.6455 shares of restricted common stock	$6,965	$1,741

September 30, 2006	John Miller	5 shares of common stock 5 shares of preferred stock	$72,048	$72,048

September 30, 2006	Michael Boxer	5 shares of common stock 5 shares of preferred stock	$72,048	$72,048

September 30, 2006	Glenn Schafer	5 shares of common stock 5 shares of preferred stock	$72,048	$72,048

     The Registration Statement as filed does not set forth a proposed offering price range for the Company’s common stock. The price range will be set forth in the preliminary prospectus for the offering, which is expected to be filed with the Commission in May 2007 following the assessment by the Company and its lead underwriters of the results for the year ended December 31, 2006 and the quarter ending March 31, 2007. It is only this prospectus that is expected to be circulated to potential investors in the offering.
     The Company believes, however, that in connection with its grants of common and preferred stock to employees and directors during 2006, it considered the issues relevant to estimating the compensatory element of those grants. On December 27, 2005, Onex purchased substantially all of the Company’s outstanding equity in an arms-length, third-party sale. The Company’s management and board of directors relied on the valuation of the Company’s equity as determined in connection with the Transactions (as defined in the prospectus) to establish the value of the restricted stock grants made to Susan Whittle and Peter Reynolds on March 6, 2006 and April 17, 2006, respectively. Although immaterial, the Company believes that the valuation for these grants was appropriate because (i) they were made only a few months after both the Transactions and the sale of common stock and preferred stock to another third-party on January 30, 2006 at the same valuation and (ii) the Company’s business had not substantially changed since the most recent sale. The Company recognized stock compensation equal to 25% of the value of the shares granted based upon 25% of the restricted shares granted were fully vesting on the date of grant. The remaining shares will vest at a rate of 25% of the shares granted on each anniversary of the date of grant.
      In July 2006, the Company’s board of directors decided to pursue an initial public offering. The Company interviewed approximately 10 investment banks as part of exploring the possibility of an initial public offering. The Company provided a forecast of the Company’s operating results in May, 2006 to the prospective underwriters. The prospective underwriters indicated that their preliminary valuation of the Company in an initial public offering (on a fully distributed offering basis) would range between approximately $519.7 million and

$580.9 million based upon a review of the relative trading prices of public companies in the Company’s industry, comparisons to the prices paid for publicly-held companies in the Company’s industry in merger and acquisition transactions and the Company’s historical and forecasted operating results and cash flows. The investment banks strongly cautioned the Company that their estimations of value were highly dependent on the Company’s ability to meet or exceed its forecasted operating results.
     Based on this range, management determined that the valuation established for the Company in the Transactions was no longer the then current value of the Company. The Company’s management accordingly determined that future stock grants should be valued based on a discount to the low end of the value range proposed by the potential underwriters. The Company’s management determined that it was appropriate to apply a 15% discount to the low end of the range due to the following factors:
•	the grants involved illiquid securities in a private company;

•	the restricted stock awards are subject to vesting ratably and subject to potential forfeiture;

•	the risk that the Company would be unable to achieve its projected financial forecasts of operating results and cash flows; and

•	the likelihood of whether the Company could achieve a liquidity event for the shares of stock, such as an initial public offering or sale of the Company, at all, given prevailing market conditions at the time of the grants.
     Management’s analysis accordingly resulted in a valuation of the Company (pre-offering) at approximately $331.8 million. Because the series A preferred stock automatically converts into common stock upon an initial public offering at a rate that is determined by the offering price, the per share value of a share of common stock is not determinable based on this valuation until the public offering price is established because the number of shares of common stock that will be outstanding following the offering is unknown. However, a valuation of the Company at $331.8 million provides a combined value for a share of common stock and a share of series A preferred stock of $14,409.60 such that the aggregate value of the grant of five shares of common stock and five shares of preferred stock to each director was determined to be $72,048. These shares were fully vested upon grant, although the director is not permitted to sell the shares until the termination of his service on the Company’s board of directors. The Company did not apply any discount to the value of the shares for this restriction and recognized stock compensation expense equal to the full value of the shares on the date of grant.
22.	Provide all the applicable disclosures under paragraphs 179-182 of the AICPA Audit and Accounting Practice Aid Series, “Valuation of Privately-Held Company Equity Securities Issued as Compensation.”

Response
     We have revised the disclosure on pages 65, 66 and F-34 in response to the Staff’s comment.
Dividend Payment, page F-38
23.	Please refer to prior comment 60. Please enhance your disclosure regarding your surplus and your ability to pay dividends in June 2005. Your disclosure should at minimum provide a discussion similar to the second to last paragraph of your response.
Response
     We have revised the disclosure on page F-36 in response to the Staff’s comment.
Updating
24.	Please update the financial statements and all applicable sections under Rule 3-12 of Regulation S-X.
Response
      We have revised the financial statements and all applicable sections in response to the Staff’s comment.
Consent of Independent Registered Public Accounting Firm
25. Please update the consent of the independent registered public accounting firm.
Response
      We have updated the consent of our independent registered public accounting firm in response to the Staff’s comment.
Form S-4
26.	Please comply with all of our comments to the extent they are applicable to Skilled Healthcare’s Form S-4.
Response
      In response to the Staff’s comments we have made changes to the Registration Statement on Form S-4 to the extent the Staff’s comments, and our changes to, the Company’s Registration Statement on Form S-1 are applicable.

     We acknowledge the provisions of Rules 460 and 461 regarding requesting acceleration of the Registration Statement and will allow adequate time after the filing of any amendment to the Registration Statement for further review before submitting a request for acceleration.
     Once you have had time to review our responses to the Staff’s comments and the corresponding changes in Amendment No. 2, we would appreciate the opportunity to discuss any additional questions or concerns that you may have. Please call me at (714) 755-8212.

Sincerely, /s/ Jonn R. Beeson Jonn R. Beeson of LATHAM & WATKINS LLP

Enclosures

cc (via fax):	Boyd Hendrickson
John E. King
Roland R. Rapp
Peter Reynolds
Kris F. Heinzelman
F. Holt Goddard
David Cople